Share-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the three months ended March 31, 2021 were as follows:

March 31,
2021
Expected option life (years)	6.08 years
Risk-free interest rate	0.62% to 0.99%
Expected volatility	81.33% to 81.34%
Expected dividend yield	—%

Stock Option Rollforward
The table below summarizes activity for the three months ended March 31, 2021:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	5,611,429	$17.19	8.0	$4,262
Granted	1,828,200	8.67	—	—
Exercised	(545)	0.01	—	—
Canceled or forfeited	(557,464)	16.68	—	—
Outstanding as of March 31, 2021	6,881,620	$14.97	8.4	$2,194
Exercisable as of March 31, 2021	2,954,620	17.20	7.6	$2,055
Vested and expected to vest as of March 31, 2021	6,881,620	$14.97	8.4	$2,194

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the three months ended March 31, 2021 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	90,383	$4.17
Granted	—	—
Vested	(40,124)	4.17
Canceled or forfeited	—	—
Unvested and outstanding at March 31, 2021	50,259	$4.17
The following is a summary of RSU activity for the 2018 Plan for the three months ended March 31, 2021:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	415,000	$12.09
Granted	1,035,650	8.71
Vested	(21,500)	8.12
Canceled or forfeited	(119,250)	11.36
Unvested and outstanding at March 31, 2021	1,309,900	$9.48

Schedule Share Based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Research and development	$(1,654)	$4,562
General and administrative	984	1,627
Capitalized to property and equipment	—	46
Total share-based compensation expense	$(670)	$6,235